SUPPLEMENT DATED MAY 1, 2022 TO

PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED) FOR

FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

THROUGH ITS

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

This supplement updates certain information contained in your variable annuity prospectus. Please read the supplement carefully and keep it with your prospectus for future reference.

Asset Allocation Program — Model Update

Effective after the close of business July 22, 2022, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the “Asset Allocation Program” section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

45150 SUPP 05/01/22

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Current through July 22, 2022

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Large Cap Core	ClearBridge Aggressive Growth Fund — Class FI	1%	1%	2%	4%	4%
	Invesco Charter Fund — Class A	1%	1%	1%	1%	2%
	Invesco Main Street Fund® — Class A	2%	8%	14%	19%	22%
	Virtus NFJ Large-Cap Value Fund — Class A Columbia	2%	9%	13%	17%	20%
Large Cap Growth	Calamos Growth Fund — Class A	1%	1%	2%	4%	4%
	Columbia Acorn International Select — Class A	2%	9%	15%	20%	22%
	Columbia Large Cap Growth Opportunity Fund — Class A	1%	1%	2%	3%	4%
	Fidelity Advisor® Equity Growth Fund — Class A	1%	1%	1%	1%	2%
	Fidelity Advisor® New Insights Fund — Class A	1%	1%	1%	1%	2%
	PGIM Jennison Focused Growth Fund — Class A	1%	1%	1%	1%	2%
	T. Rowe Price Growth Stock Fund — Advisor Class	1%	1%	1%	1%	2%
Large Cap Value	Eaton Vance Large-Cap Value Fund — Class A	1%	1%	1%	1%	2%
	Lord Abbett Affiliated Fund — Class A	1%	1%	1%	1%	2%
	T. Rowe Price Equity Income Fund — Advisor Class	1%	1%	1%	1%	2%
Mid Cap Core	Putnam International Capital Opportunities Fund — Class A	1%	1%	1%	1%	2%
Mid Cap Growth	Columbia Acorn — Class A	1%	1%	2%	3%	4%
	Thornburg Small/Mid Cap Growth Fund — Class A	1%	1%	1%	1%	2%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Long Duration	PIMCO Long-Term U.S. Government Fund — Class A	20%	14%	10%	4%	0%
Medium Duration	JPMorgan Core Bond Fund — Class A	20%	16%	11%	5%	0%
	PIMCO Total Return Fund — Class A	12%	9%	6%	3%	0%
Short Duration	PIMCO Low Duration Fund — Class A	12%	9%	6%	3%	0%
Treasury Inflation-Protected Securities	American Century Inflation-Adjusted Bond Fund — Advisor Class	3%	2%	1%	1%	0%
Domestic High Yield	Lord Abbett Bond-Debenture Fund — Class A	2%	2%	1%	1%	0%
	PIMCO High Yield Fund — Class A	8%	6%	4%	2%	0%
Bank Loans	Eaton Vance Floating-Rate Fund — Class A	3%	2%	1%	1%	0%

Total % Fixed Income		80%	60%	40%	20%	0%

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Effective after the close of business on July 22, 2022

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Large Cap Blend	Invesco Charter Fund — Class A	4%	8%	12%	16%	20%
	Invesco Main Street Fund® — Class A	5%	10%	15%	20%	25%
Large Cap Growth	Calamos Growth Fund — Class A	1%	2%	3%	4%	5%
	Columbia Large Cap Growth Opportunity Fund — Class A	2%	4%	6%	8%	10%
	Fidelity Advisor® Equity Growth Fund — Class A	1%	2%	3%	4%	5%
	Invesco Capital Appreciation Fund — Class A	1%	2%	3%	4%	5%
	Janus Henderson Forty Fund — Class A	1%	2%	3%	4%	5%
Large Cap Value	AB International Value Fund — Class A	1%	2%	3%	4%	5%
	BlackRock Large Cap Focus Value Fund — Investor A	1%	2%	3%	4%	5%
	Eaton Vance Large-Cap Value Fund — Class A	1%	2%	3%	4%	5%
	T. Rowe Price Equity Income Fund — Advisor Class	1%	2%	3%	4%	5%
Mid Cap Blend	Putnam International Capital Opportunities Fund — Class A	1%	2%	3%	4%	5%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Core	JPMorgan Core Bond Fund — Class A	24%	18%	12%	4%	0%
	PIMCO Total Return Fund — Class A	26%	18%	13%	7%	0%
Short Duration	PIMCO Low Duration Fund — Class A	6%	5%	3%	2%	0%
Inflation Adjusted	American Century Inflation-Adjusted Bond Fund — Advisor Class	12%	9%	6%	3%	0%
High Yield	PIMCO High Yield Fund — Class A	6%	5%	3%	2%	0%
Floating Rate	Eaton Vance Floating-Rate Fund — Class A	6%	5%	3%	2%	0%

Total % Fixed Income		80%	60%	40%	20%	0%

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

BUILD YOUR OWN ASSET ALLOCATION MODEL

Core Asset Class (20% to 80%)	Specialty Asset Class (0% to 20%)	Fixed Income Asset Class (20% to 60%)

AB All Market Total Return Portfolio — Class A

AB Wealth Appreciation Strategy — Class A

American Century Equity Income Fund — A Class

BlackRock Large Cap Focus Value Fund — Investor A

BlackRock Global Allocation Fund — Investor A

Columbia Acorn Fund — Class A

Davis New York Venture Fund — Class A

Eaton Vance Large-Cap Value Fund — Class A

Fidelity Advisor® Balanced Fund — Class A

Fidelity Advisor® New Insights Fund — Class A

First Foundation Total Return Fund — Class A

Franklin Global Allocation Fund — Class A*

Invesco Capital Appreciation Fund — Class A

Invesco Charter Fund — Class A

Invesco Comstock Fund — Class A

Invesco Global Fund — Class A

Invesco Main Street Fund® — Class A

JPMorgan Investor Growth & Income Fund — Class A

Lord Abbett Affiliated Fund — Class A

Lord Abbett Mid Cap Stock Fund — Class A

T. Rowe Price Capital Appreciation Fund — Advisor Class

T. Rowe Price Equity Income Fund — Advisor Class

T. Rowe Price Growth Stock Fund — Advisor Class

AB International Value Fund — Class A

AB Small Cap Growth Portfolio — Class A

American Century Inflation-Adjusted Bond Fund — Advisor Class

Calamos Growth Fund — Class A

ClearBridge Aggressive Growth Fund, Inc. — Class FI

ClearBridge Value Trust — Class FI

Cohen & Steers Global Realty Shares — Class A

Columbia Acorn International Select — Class A

Columbia Large Cap Growth Opportunity Fund — Class A

Columbia Select Mid Cap Value Fund — Class A

Eaton Vance Floating-Rate Fund — Class A

Federated Hermes Kaufmann Fund — Class A

Fidelity Advisor® Equity Growth Fund — Class A

Fidelity Advisor® Leveraged Company Stock Fund — Class A

Fidelity Advisor® Mid Cap II Fund — Class A

Franklin Small Cap Value Fund — Class A

Invesco Main Street Mid Cap Fund® — Class A

Janus Henderson Forty Fund — Class A

Lord Abbett Bond-Debenture Fund — Class A

PGIM Jennison Focused Growth Fund — Class A

PGIM Jennison Natural Resources Fund — Class A

PIMCO High Yield Fund — Class A

Putnam International Capital Opportunities Fund — Class A

Thornburg Small/Mid Cap Growth Fund — Class A

Thornburg International Equity Fund — Class A

Virtus NFJ International Value Fund — Class A

Virtus NFJ Large-Cap Value Fund — Class A

JPMorgan Core Bond Fund — Class A PIMCO Long-Term U.S. Government Fund — Class A PIMCO Low Duration Fund — Class A PIMCO Total Return Fund — Class A

*	Not available for contracts issued on or after January 5, 2009